UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Aptus Behavioral Momentum ETF
Schedule of Investments
January 31, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 98.9%♦
250,302	iShares 1-3 Year Treasury Bond ETF +	$20,982,816
375,169	iShares 7-10 Year Treasury Bond ETF +	39,347,725
	TOTAL EXCHANGE TRADED FUNDS (Cost $59,603,883)	60,330,541
	TOTAL INVESTMENTS (Cost $59,603,883) - 98.9%	60,330,541
	Other Assets in Excess of Liabilities - 1.1%	685,170
	NET ASSETS - 100.0%	$61,015,711

Percentages are stated as a percent of net assets.

♦
To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

+
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov

Aptus Fortified Value ETF
Schedule of Investments
January 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Administrative and Support and Waste Management and Remediation Services - 8.2%
8,804	Alliance Data Systems Corporation	$1,563,502
868	Booking Holdings, Inc. (a)	1,590,879
21,582	Paychex, Inc.	1,528,006
25,158	Robert Half International, Inc.	1,620,930
		6,303,317
	Arts, Entertainment, and Recreation - 1.9%
49,259	Viacom, Inc. - Class B	1,449,200
	Construction - 2.0%
575	NVR, Inc. (a)	1,529,500
	Finance and Insurance - 3.7%
1	Cigna Corporation	111
58,046	H&R Block, Inc.	1,369,305
83,336	Western Union Company	1,520,882
		2,890,298
	Health Care and Social Assistance - 3.9%
40,596	MEDNAX, Inc. (a)	1,465,922
17,341	Quest Diagnostics, Inc.	1,514,736
		2,980,658
	Information - 9.7%
29,562	CDK Global, Inc.	1,445,877
41,186	Comcast Corporation - Class A	1,506,172
52,273	DISH Network Corporation - Class A, (a)	1,603,213
30,506	Oracle Corporation	1,532,316
246,679	Sirius XM Holdings, Inc.	1,438,139
		7,525,717
	Manufacturing - 46.2% ♦
17,258	AbbVie, Inc.	1,385,645
30,924	Allison Transmission Holdings, Inc.	1,505,071
30,733	Altria Group, Inc.	1,516,674
43,611	Applied Materials, Inc.	1,704,318
36,538	Capri Holdings, Ltd. (a)	1,552,134
18,581	Carter’s, Inc.	1,540,365
16,731	Celgene Corporation (a)	1,480,024
35,092	General Mills, Inc.	1,559,488
66,288	Gentex Corporation	1,403,980
21,499	Gilead Sciences, Inc.	1,505,145
11,489	Jazz Pharmaceuticals plc (a)	1,446,350
10,510	Lam Research Corporation	1,782,286
62,644	Louisiana-Pacific Corporation	1,527,261
17,445	LyondellBasell Industries N.V. - Class A	1,517,192
43,283	Micron Technology, Inc. (a)	1,654,276
34,394	Pfizer, Inc.	1,460,025
20,887	Philip Morris International, Inc.	1,602,451
37,231	Seagate Technology plc	1,648,589
9,121	Snap-on, Inc.	1,513,995
46,300	Teradyne, Inc.	1,666,337
23,923	Thor Industries, Inc.	1,557,866
12,841	United Therapeutics Corporation (a)	1,480,952
39,070	Western Digital Corporation	1,757,759
		35,768,183

	Professional, Scientific, and Technical Services - 9.5%
7,375	Amgen, Inc.		1,379,936
4,375	Biogen, Inc. (a)		1,460,287
22,348	Cognizant Technology Solutions Corporation - Class A		1,557,209
9,009	F5 Networks, Inc. (a)		1,449,999
10,013	VMware, Inc. - Class A		1,512,664
			7,360,095
	Retail Trade - 7.8%
23,095	CVS Health Corporation		1,513,877
55,491	L Brands, Inc.		1,544,869
16,257	Ross Stores, Inc.		1,497,595
27,271	Williams-Sonoma, Inc.		1,484,361
			6,040,702
	Wholesale Trade - 6.1%
12,340	Acuity Brands, Inc.		1,492,029
11,343	Illinois Tool Works, Inc.		1,557,507
15,956	KLA-Tencor Corporation		1,700,431
			4,749,967
	TOTAL COMMON STOCKS (Cost $80,370,290)		76,597,637

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 0.5%
	SPDR S&P 500 ETF Trust
28,000	Expiration: 04/18/2019, Exercise Price: $185.00	$ 755,804,000	$434,000
	TOTAL PURCHASED OPTIONS (Cost $467,695)		434,000
	TOTAL INVESTMENTS (Cost $80,837,985) - 99.5%		77,031,637
	Other Assets in Excess of Liabilities - 0.5%		369,088
	NET ASSETS - 100.0%		$77,400,725

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus Defined Risk ETF
Schedule of Investments
January 31, 2019 (Unaudited)
Shares	Security Description		Value
	EXCHANGE TRADED FUNDS - 90.0%
382,325	iShares iBonds Dec 2020 Term Corporate ETF		$9,626,944
392,481	iShares iBonds Dec 2021 Term Corporate ETF		9,647,183
394,083	iShares iBonds Dec 2022 Term Corporate ETF		9,710,205
395,076	iShares iBonds Dec 2023 Term Corporate ETF		9,740,599
399,871	iShares iBonds Dec 2024 Term Corporate ETF		9,788,842
403,416	iShares iBonds Dec 2025 Term Corporate ETF		9,851,419
414,232	iShares iBonds Dec 2026 Term Corporate ETF		9,844,223
	TOTAL EXCHANGE TRADED FUNDS (Cost $67,085,722)		68,209,415

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 5.6%
	Call Options - 5.4%
	American Express Company
381	Expiration: 04/18/2019, Exercise Price: $95.00	$ 3,912,870	$360,045
	Amgen, Inc.
206	Expiration: 04/18/2019, Exercise Price: $195.00	3,854,466	76,220
	Carnival Corporation
554	Expiration: 04/18/2019, Exercise Price: $47.50	3,189,932	565,080
	Costco Wholesale Corporation
141	Expiration: 04/18/2019, Exercise Price: $195.00	3,026,283	316,192
	Lowe’s Companies, Inc.
285	Expiration: 04/18/2019, Exercise Price: $90.00	2,740,560	259,350
	NIKE, Inc. - Class B
419	Expiration: 04/18/2019, Exercise Price: $72.50	3,430,772	448,330
	Pfizer, Inc.
988	Expiration: 06/21/2019, Exercise Price: $43.00	4,194,060	183,768
	PNC Financial Services Group, Inc.
288	Expiration: 05/17/2019, Exercise Price: $115.00	3,532,896	310,320
	Southern Company
1,526	Expiration: 05/17/2019, Exercise Price: $44.00	7,416,360	732,480
	Starbucks Corporation
947	Expiration: 04/18/2019, Exercise Price: $65.00	6,452,858	383,535
	Walgreens Boots Alliance, Inc.
403	Expiration: 04/18/2019, Exercise Price: $67.50	2,912,078	250,868
	Walt Disney Company
436	Expiration: 04/18/2019, Exercise Price: $110.00	4,862,272	235,440
	TOTAL CALL OPTIONS		4,121,628

	Put Options - 0.2%
	SPDR S&P 500 ETF Trust
347	Expiration: 06/21/2019, Exercise Price: $240.00	$ 9,366,571	110,519
	TOTAL PUT OPTIONS		110,519
	TOTAL PURCHASED OPTIONS (Cost $3,395,452)		4,232,147
	TOTAL INVESTMENTS - 95.6% (Cost $70,481,174)		72,441,562
	Other Assets in Excess of Liabilities - 4.4%		3,323,034
	NET ASSETS - 100.0%		$75,764,596

	Percentages are stated as a percent of net assets.

Opus Small Cap Value Plus ETF
Schedule of Investments
January 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 94.3%
	Accommodation and Food Services - 8.1%
2,470	Casey’s General Stores, Inc.	$317,840
9,840	Marcus Corporation	438,569
4,036	Marriott Vacations Worldwide Corporation	357,347
11,862	RCI Hospitality Holdings, Inc.	264,641
10,906	Ruth’s Hospitality Group, Inc.	251,929
7,808	Wyndham Destinations, Inc.	329,029
		1,959,355
	Administrative and Support and Waste Management and Remediation Services - 2.3%
3,895	Barrett Business Services, Inc.	244,022
18,506	Ladder Capital Corporation #	320,339
		564,361
	Construction - 1.4%
10,045	MDC Holdings, Inc.	330,782
	Finance and Insurance - 19.1%
5,125	AMERISAFE, Inc.	304,476
14,801	CareTrust REIT, Inc. #	325,326
3,616	FirstCash, Inc.	298,067
8,733	German American Bancorp, Inc.	255,440
9,594	Hannon Armstrong Sustainable Infrastructure Capital, Inc. #	216,728
2,583	Hanover Insurance Group, Inc.	294,566
1,558	Hingham Institution for Savings	288,074
3,444	Independent Bank Corporation	274,762
6,232	Lakeland Financial Corporation	280,627
3,936	PacWest Bancorp	151,890
5,043	Preferred Bank	234,802
6,191	Stewart Information Services Corporation	275,190
6,437	Stock Yards Bancorp, Inc.	222,527
10,824	STORE Capital Corporation #	349,832
6,601	Timberland Bancorp, Inc.	185,620
7,380	Towne Bank	191,585
4,469	Washington Trust Bancorp, Inc.	232,567
11,480	West Bancorporation, Inc.	247,279
		4,629,358
	Health Care and Social Assistance - 3.1%
1,025	Chemed Corporation	305,388
3,365	Encompass Health Corporation	224,917
5,362	Ensign Group, Inc.	233,622
		763,927
	Information - 2.3%
5,125	Computer Services, Inc.	287,000
5,125	CyrusOne, Inc. #	277,775
		564,775

	Manufacturing - 22.8%
6,627	A.O. Smith Corporation	317,168
3,485	AptarGroup, Inc.	345,433
2,501	Carlisle Companies, Inc.	269,433
2,870	Carter’s, Inc.	237,923
2,706	Chase Corporation	272,819
2,911	Crane Company	240,914
9,307	Gildan Activewear, Inc.	315,321
8,282	Ituran Location and Control, Ltd.	272,892
3,034	Kadant, Inc.	258,800
2,583	Kaiser Aluminum Corporation	259,256
22,181	Mercer International, Inc.	327,613
9,594	Murphy Oil Corporation	262,396
2,296	Nordson Corporation	297,653
3,075	Oshkosh Corporation	230,779
2,147	Pool Corporation	321,857
2,214	Reliance Steel & Aluminum Company	181,282
4,182	Sonoco Products Company	240,800
11,603	Superior Group of Companies, Inc.	206,185
10,537	Ternium S.A. - ADR	320,536
5,831	Toro Company	346,945
		5,526,005
	Mining, Quarrying, and Oil and Gas Extraction - 1.1%
34,120	Evolution Petroleum Corporation	254,876
	Professional, Scientific, and Technical Services - 6.9%
7,626	Booz Allen Hamilton Holding Corporation - Class A	374,665
14,801	Hackett Group, Inc.	266,270
7,142	Macquarie Infrastructure Corporation	308,320
36,900	National CineMedia, Inc.	254,979
6,442	NexPoint Residential Trust, Inc. #	240,995
2,255	SYNNEX Corporation	218,194
		1,663,423
	Real Estate and Rental and Leasing- 7.5%
7,531	American Campus Communities, Inc. #	346,577
8,528	Blackstone Mortgage Trust, Inc. #	294,131
8,082	National Storage Affiliates Trust #	235,186
13,981	Retail Opportunity Investments Corporation #	245,646
3,608	Sun Communities, Inc. #	396,555
19,844	Two Harbors Investment Corporation #	289,524
		1,807,619
	Retail Trade - 3.4%
8,079	Delek US Holdings, Inc.	262,648
3,280	MSC Industrial Direct Company, Inc.	273,847
6,355	Penske Automotive Group, Inc.	297,923
		834,418
	Transportation and Warehousing - 2.6%
5,576	Forward Air Corporation	326,363
6,929	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	310,558
		636,921

		Utilities - 6.6%
33,087		Algonquin Power & Utilities Corporation	365,280
8,774		Aqua America, Inc.	307,529
9,020		CorEnergy Infrastructure Trust, Inc. #	323,006
7,216		NextEra Energy Partners LP	289,795
7,585		OGE Energy Corporation	310,606
			1,596,216
		Wholesale Trade - 7.1%
5,129		Hexcel Corporation	347,284
2,296		Hubbell, Inc.	251,022
6,273		KAR Auction Services, Inc.	326,259
5,945		Leggett & Platt, Inc.	243,507
4,879		RPM International, Inc.	278,884
1,860		Watsco, Inc.	274,313
			1,721,269
		TOTAL COMMON STOCKS (Cost $23,543,081)	22,853,305

		CLOSED END FUNDS - 4.6%
29,725		Hercules Capital, Inc.	390,587
9,963		Main Street Capital Corporation	367,336
18,860		Newtek Business Services Corporation	363,809
		TOTAL CLOSED END FUNDS (Cost $1,172,047)	1,121,732
		TOTAL INVESTMENTS (Cost $24,715,128) - 98.9%	23,975,037
		Other Assets in Excess of Liabilities - 1.1%	278,585
		NET ASSETS - 100.0%	$24,253,622

	Percentages are stated as a percent of net assets.

	#	Real Estate Investment Trust (“REIT”).
	ADR	American Depositary Receipt.

Summary of Fair Value Disclosure at January 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S.GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

	Aptus Behavioral Momentum ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$60,330,541	$-	$-	$60,330,541
Total Investments in Securities	$60,330,541	$-	$-	$60,330,541

	Aptus Fortified Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$76,597,637	$-	$-	$76,597,637
Purchased Options	-	434,000	-	434,000
Total Investments in Securities	$76,597,637	$434,000	$-	$77,031,637

	Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$68,209,415	$-	$-	$68,209,415
Purchased Options	-	$4,232,147	$-	4,232,147
Total Investments in Securities	$68,209,415	$4,232,147	$-	$72,441,562

	Opus Small Cap Value Plus ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,853,305	$-	$-	$22,853,305
Closed End Funds	1,121,732	$-	$-	1,121,732
Total Investments in Securities	$23,975,037	$-	$-	$23,975,037

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended January 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)         /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         3/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date         3/27/19

By (Signature and Title)*        /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date         3/27/19

* Print the name and title of each signing officer under his or her signature.